Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Leases and Lease Commitments

Future minimum payments under leases and lease commitments with initial terms greater than one year were as follows at December 31, 2018 (in thousands):

2019	$1,268
2020	1,277
2021	1,315
2022	1,350
2023	1,390
Thereafter	1,745
Total	$8,345